SUBSEQUENT EVENTS (Details Narrative)			1 Months Ended	3 Months Ended
	Apr. 05, 2024 CAD ($) shares	Jan. 04, 2024 CAD ($) shares	May 15, 2024 CAD ($) shares	Mar. 31, 2024 CAD ($) shares	Mar. 31, 2023 CAD ($)	Apr. 09, 2024 shares	Apr. 08, 2024 shares	Mar. 14, 2024 shares	Jan. 03, 2023 shares
IfrsStatementLineItems [Line Items]
Number of shares issued				3,245,069				116,666,667
Compensation amount | $				$ 7,450,546
Series A Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued				2,406,902
Events occurring after reporting date [member] | Series A Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued			4,567,282
Number of share options exercised in share-based payment arrangement			4,533,482
Events occurring after reporting date [member] | Series B Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement			33,800
Proceeds from exercise of options | $			$ 46,113
Two Directors [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		17,915							6,727
Compensation amount | $		$ 53,568
Two Directors [Member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	95
Compensation amount | $	$ 53,567
Director And Consultant [Member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							1,180,000
Consultant [Member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						100,000